Income taxes (Details Narrative)	12 Months Ended
	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	17.00%	17.00%
Valuation allowance		$ 1,111,317	$ 1,314,477	$ 1,716,028
Inland Revenue, Singapore (IRAS) [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	17.00%
Inland Revenue, Singapore (IRAS) [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	75.00%
Profit tax rates	$ 190,000
Inland Revenue, Singapore (IRAS) [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	50.00%
Profit tax rates	$ 10,000
Inland Revenue Vietnam [Member]
Operating Loss Carryforwards [Line Items]
Profit tax rates	$ 3,000,000,000
Inland Revenue Vietnam [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	20.00%
Inland Revenue Vietnam [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	15.00%